As filed with the Securities and Exchange Commission on September 5, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811-09871)



                               Cullen Funds Trust
               (Exact name of registrant as specified in charter)



                                645 Fifth Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)



                                  Brooks Cullen
                                645 Fifth Avenue
                               New York, NY 10022
                     (Name and address of agent for service)



                                  877-485-8586
               Registrant's telephone number, including area code



Date of fiscal year end: June 30, 2003
                         -------------





Date of reporting period:  June 30, 2003


Item 1. Report to Stockholders.

                                Cullen Value Fund

                         A series of Cullen Funds Trust


                                 ANNUAL REPORT


                                 June 30, 2003


                               CULLEN VALUE FUND

August 2003
Dear Shareholders,

We believe that the 3-Year Bear market is over and a new economic expansion is underway. However in the aftermath of one of the worst speculative bubbles in market history, we do not expect a classic "V-shaped" recovery, but rather a more volatile and drawn out "post-bubble" recovery as the excesses of the bubble are gradually digested.

The current rally is typical of the first major move in a "post-bubble" recovery. When the first rally finally takes hold the stocks that are down the most tend to enjoy the biggest bounce, regardless of their fundamentals. For instance, the lowest quality stocks -companies with no earnings - have outperformed the stocks with earnings by 43% since the rally started last October.(1) If history is any guide, these more speculative stocks should be less of a factor as the "post-bubble" recovery plays out.

The main reasons supporting a recovery are: 1) the potential buying from the huge amount of money that has built-up in bond mutual funds and money market funds. A large accumulation of money on the sidelines has almost always coincided with a major stock market bottom, especially when yields on those funds were so low; 2) one of the strongest re-occurring phenomena of the stock market is the strength it shows during both the pre-election year [this year] and the election year that follows. Taken together, the third and fourth years of the cycle have produced an astonishing 75% of all the market gains during the last 100 years.(2)

Our portfolio continues to sell at a considerable discount from the market on a valuation basis. For instance, the portfolio's P/E ratio is 12.5x earnings versus 25x for the S&P 500 Index.(3) History shows that in "post-bubble" periods, like the present time, value investing tends to have its best periods of absolute and relative performance.

If you have any questions, please give us a call.

/s/ James P. Cullen

James P. Cullen President

(1)  FactSet.   Published  in  7/14/03  International   Strategy  &  Investment,
     Portfolio Strategy Report.
(2)  The Research Driven Investor, Timothy Hayes, p. 126
(3)  Valueline/SCCM - as of 6/30/03.

The above outlook reflects the opinions of James P. Cullen, President of Cullen Value Fund, and is subject to change. Any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Mutual Fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The return of this index does not reflect any fees or expenses. You cannot invest directly in an index.

For use only when accompanied or preceded by a prospectus.

Quasar Distributors, LLC, distributor.  08/03

[line graph]

               7/1/00  12/31/00  06/30/01  12/31/01  06/30/02  12/31/02  6/30/03
               ------  --------  --------  --------  --------  --------  -------
Cullen
Value Fund    $10,000   $10,875   $11,367   $11,107   $11,995   $10,227  $11,391
S&P 500       $10,000    $9,129    $8,518    $8,046    $7,091    $6,360   $7,108

                          Average Annual Total Return
                              as of June 30, 2003

                                                       Since
                                One                  Inception
                                Year                 7/01/00
                                ----                 -------
Cullen Value Fund              (5.04)%                 4.43%
S&P 500                         0.25%                (10.75)%


The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


CULLEN VALUE FUND
STATEMENT OF ASSETS & LIABILITIES
As of June 30, 2003

Assets:
Investments, at value (cost of $19,584,858)                    $22,252,220
Cash                                                                 3,353
Dividends and interest receivable                                   43,348
Other assets                                                         9,055
                                                           ----------------
     Total assets                                               22,307,976
                                                           ----------------
Liabilities:
Payable to Adviser                                                  17,813
Distribution fees payable                                            4,612
Accrued expenses and other liabilities                              50,677
                                                           ----------------
     Total liabilities                                              73,102
                                                           ----------------
Net assets                                                     $22,234,874
                                                           ================

Net assets consist of:
Paid in capital                                                $20,914,567
Accumulated undistributed net investment income                     92,370
Accumulated net realized loss on investments                   (1,439,425)
Net unrealized appreciation of investments                       2,667,362
                                                           ----------------
Net assets                                                     $22,234,874
                                                           ================

Shares of beneficial interest outstanding (unlimited number
of shares authorized, $0.001 par value)                          1,972,235
Net asset value, offering price and
  redemption price per share                               $         11.27
                                                           ===============


                     See notes to the financial statements.

                                CULLEN VALUE FUND
                            STATEMENT OF OPERATIONS
                        For the Year Ended June 30, 2003

Investment Income:
Dividends (net of foreign taxes withheld of $9,904)        $       424,850
Interest                                                            25,185
                                                           ----------------
         Total investment income                                   450,035
                                                           ----------------


Expenses:
     Investment advisory fees                                      178,796
     Administration fees                                            31,704
     Professional fees                                              35,080
     Shareholder servicing fees                                     36,640
     Fund accounting fees                                           28,756
     Distribution fees                                              44,699
     Insurance expense                                               9,863
     Registration and filing fees                                   16,582
     Trustees' fees and expenses                                     3,027
     Custody fees                                                    5,789
     Shareholder reports                                             4,684
     Other expenses                                                    923
                                                           ----------------
Total expenses before waiver and reimbursement from Adviser        396,543
Expense waiver and reimbursement from Adviser                     (38,951)
                                                           ----------------
         Net expenses                                              357,592
                                                           ----------------
Net investment income                                               92,443
                                                           ----------------
Realized and Unrealized Gain (Loss) on Investments:
     Net realized loss on investments                          (1,036,903)
     Net change in unrealized appreciation of investments          916,941
                                                           ----------------
     Net realized and unrealized loss on investments             (119,962)
Net decrease in net assets resulting from operations       $      (27,519)
                                                           ================

                     See notes to the financial statements.

                               CULLEN VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended      Year Ended
                                                 June 30, 2003    June 30, 2002
                                                 -------------    -------------
Operations:
     Net investment income                            $ 92,443    $      45,921
     Net realized loss on investments               (1,036,903)        (402,522)
     Net change in unrealized appreciation
       of investments                                  916,941        1,200,686
                                                   -----------      -----------
         Net increase (decrease) in net assets
         resulting from operations                     (27,519)         844,085
                                                   -----------      -----------

Capital Share Transactions:
     Proceeds from shares sold                      10,382,123        3,250,710
     Proceeds from shares issued to holders
     in reinvestment of dividends                       37,396           76,828
     Cost of shares redeemed                        (4,612,124)        (212,248)
                                                   -----------      -----------
         Net increase in net assets from
         capital share transactions                  5,807,395        3,115,290
                                                   -----------      -----------

Distributions to Shareholders From:
     Net investment income                             (45,982)              --
     Net realized gains                                     --          (76,828)
                                                   -----------      -----------
         Total distributions                           (45,982)         (76,828)
                                                   -----------      -----------

Total increase in net assets                         5,733,894        3,882,547

Net Assets:
     Beginning of period                            16,500,980       12,618,433
                                                   -----------      -----------
     End of period (includes $92,370 and
     $45,909 of undistributed net
     investment income, respectively)              $22,234,874      $16,500,980
                                                   ===========      ===========

See notes to the financial statements.

                               CULLEN VALUE FUND
                              FINANCIAL HIGHLIGHTS

                                        Year Ended    Year Ended    Year Ended
                                       June 30, 2003 June 30, 2002 June 30, 2001
                                       ------------- ------------- -------------

Net Asset Value - Beginning of Period       $11.90        $11.34       $10.00
                                            ------        ------       ------
Income from Investment Operations:
     Net investment income                    0.04          0.03         0.01
     Net realized gain (loss)
     and unrealized appreciation             (0.64)         0.59         1.35
                                            ------        ------       ------
         Total from investment operations    (0.60)         0.62         1.36
                                            ------        ------       ------
Less Distributions:
     Dividends from net investment income    (0.03)           --        (0.02)
     Distribution of net realized gains         --         (0.06)          --
                                            ------        ------       ------
         Total distributions                 (0.03)        (0.06)       (0.02)
                                            ------        ------       ------
Net Asset Value - End of Period             $11.27        $11.90       $11.34
                                            ======        ======       ======

Total Return                                 (5.04%)        5.52%       13.65%

Ratios and Supplemental Data:
Net assets, end of period (thousands)      $22,235       $16,501      $12,618
Ratio of expenses to average net assets:
     Before expense waiver
     and reimbursement                        2.22%         2.33%        3.31%
     After expense waiver
     and reimbursement                        2.00%         2.00%        2.00%
Ratio of net investment income to
average net assets:
     Before expense waiver
     and reimbursement                        0.30%       (0.01%)      (1.19%)
     After expense waiver
     and reimbursement                        0.52%         0.31%        0.12%
Portfolio turnover rate                      70.64%        44.12%       29.31%

                     See notes to the financial statements.

                               CULLEN VALUE FUND

                            SCHEDULE OF INVESTMENTS
                                 June 30, 2003
--------------------------------------------------------------------------------
                                                         Shares    Value
--------------------------------------------------------------------------------
COMMON STOCKS 96.5%
Aerospace Defense 3.4%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR   40,000  $   764,000
                                                                 -----------
Agricultural Operations 2.9%
Bunge Limited                                            22,800      652,080
                                                                 -----------
Auto & Truck Parts 3.9%
BorgWarner, Inc.                                         13,600      875,840
                                                                 -----------
Banks 6.6%
Compass Bancshares, Inc.                                 17,000      590,410
FleetBoston Financial Corporation                        29,500      876,445
                                                                 -----------
                                                                   1,466,855
                                                                 -----------
Cement 1.5%
Lafarge North America, Inc.                              11,000      339,900
                                                                 -----------
Computer Equipment & Services 2.5%
AOL Time Warner Inc.(a)                                  34,000      547,060
                                                                 -----------
Consulting Services 2.7%
Electronic Data Systems Corp.                            27,900      598,455
                                                                 -----------
Consumer Products 1.8%
Kimberly-Clark de Mexico, S.A. de C.V. - ADR             28,800      386,798
                                                                 -----------
Defense 6.6%
The Allied Defense Group, Inc.(a)                        23,400      431,730
Northrop Grumman Corporation                              5,500      474,595
United Defense Industries, Inc.(a)                       21,500      557,710
                                                                 -----------
                                                                   1,464,035
                                                                 -----------
Diversified Financials 7.5%
Citigroup Inc.                                           20,000      856,000
Merrill Lynch & Co., Inc.                                17,500      816,900
                                                                 -----------
                                                                   1,672,900
                                                                 -----------
Electronics 2.8%
Koninklijke (Royal) Philips Electronics N.V. (b)         32,900      628,719
                                                                 -----------
Energy 5.9%
ConocoPhillips                                           10,285      563,618
PetroChina Company Limited ADR                           25,000      755,000
                                                                 -----------
                                                                   1,318,618
                                                                 -----------
Engineering & Construction 4.5%
Chicago Bridge & Iron Company N.V.                       44,000      997,920
                                                                 -----------

                     See notes to the financial statements.

                               CULLEN VALUE FUND
                      SCHEDULE OF INVESTMENTS - Continued
                                 June 30, 2003

--------------------------------------------------------------------------------
                                                         Shares    Value
--------------------------------------------------------------------------------
Finance 5.4%
Allied Capital Corporation                               21,800  $    503,580
New Century Financial Corporation                        16,000       695,040
                                                                  -----------
                                                                    1,198,620
                                                                  -----------
Food Processing 2.0%
ConAgra Foods, Inc.                                      18,700       441,320
                                                                  -----------
Health Care 5.9%
Abbott Laboratories                                      15,000       656,400
Beckman Coulter, Inc.                                    16,000       650,240
                                                                  -----------
                                                                    1,306,640
                                                                  -----------
Insurance 5.3%
The Chubb Corporation                                    10,350       621,000
MetLife, Inc.                                            20,000       566,400
                                                                  -----------
                                                                    1,187,400
                                                                  -----------
Leisure Products 3.4%
GTECH Holdings Corporation                               20,000       753,000
                                                                  -----------
Oil Services 6.9%
Apache Corporation                                       12,000       780,720
CNOOC Limited - ADR(a)                                   25,000       742,500
                                                                  -----------
                                                                    1,523,220
                                                                  -----------
Paper 2.5%
Sappi Limited - ADR(a)                                   44,000       543,400
                                                                  -----------
Pharmaceuticals 2.8%
Schering-Plough Corporation                              34,000       632,400
                                                                  -----------
Railroads 5.2%
Canadian National Railway Company                        13,000       627,380
Canadian Pacific Railway Ltd.                            23,000       519,800
                                                                  -----------
                                                                    1,147,180
                                                                  -----------
Toys 1.9%
Toys "R" Us, Inc.(a)                                     34,700       420,564
                                                                  -----------
Preferred Stock 2.6%
Ford Cap Trust II                                        13,500       586,575
                                                                  -----------
Total Common Stock
(cost $18,786,137)                                                 21,453,499
                                                                  -----------

See notes to the financial statements.

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS - Continued June 30, 2003
--------------------------------------------------------------------------------
                                                   Principal Amount    Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 3.6%
U.S. Treasuries 2.5%
U.S. Treasury Bill, 1.1800%, due 7-3-2003            $150,000     $    149,992
U.S. Treasury Bill, 1.2200%, due 7-10-2003            400,000          399,909
                                                                   -----------
                                                                       549,901
                                                                   -----------
Variable Rate Demand Notes* 1.1%
American Family Demand Note, 0.8510%                   72,753           72,753
Wisconsin Corporate Central Credit Union, 0.6975%     176,067          176,067
                                                                   -----------
                                                                       248,820
                                                                   -----------
Total Short-Term Investments
(cost $798,721)                                                        798,721
TOTAL INVESTMENTS 100.1%
(cost $19,584,858)                                                  22,252,220
Liabilities in excess of other assets (0.1%)                          (17,346)
                                                                   -----------
Total Net Assets 100.0%                                            $22,234,874
                                                                   ===========

(a) Non-income producing
(b) Foreign Security
ADR American Depository Receipts
* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2003.

                     See notes to the financial statements.

                               CULLEN VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2003

1.   Organization

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one diversified series of shares to investors, the Cullen Value Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. Current income is a secondary objective. The Fund commenced operations on July 1, 2000.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under supervision of the Fund's Board of Trustees. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

                               CULLEN VALUE FUND
                   NOTES TO FINANCIAL STATEMENTS - Continued
                                 June 30, 2003

2.   Significant Accounting Policies - Continued

d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.

3.   Capital Share Transactions Share transactions were as follows:

                                 Year Ended           Year Ended
                               June 30, 2003        June 30, 2002
                               -------------        -------------
Shares sold                      1,030,383            285,664
Shares reinvested                    3,702                7,127
Shares redeemed                   (448,470)            (19,061)
                                 ---------            ---------
Net increase                       585,615              273,730
Shares outstanding:
Beginning of period              1,386,620            1,112,890
                                 ---------            ---------
End of period                    1,972,235            1,386,620
                                 =========            =========


4.   Investment Transactions and Income Tax Information

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2003 were as follows:

                    Purchases                              Sales
    ------------------------------         ------------------------------
    U.S. Government          Other         U.S. Government          Other
    ---------------          -----         ---------------          -----
           $--            $17,809,333            $--             $11,264,365

                               CULLEN VALUE FUND
                   NOTES TO FINANCIAL STATEMENTS - Continued
                                 June 30, 2003

4.   Investment Transactions and Income Tax Information - Continued

As of June 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)                               $19,612,614

Gross unrealized appreciation                        $ 3,636,493
Gross unrealized depreciation                           (996,887)
                                                     -----------
Net unrealized appreciation                          $ 2,639,606
Cumulative tax cost adjustments                      $    27,756
Undistributed ordinary income                        $    92,370
Undistributed long-term capital gain                          --
                                                     -----------
Total distributable earnings                         $    92,370
Other accumulated gains/losses                        (1,439,425)
                                                     -----------
Total accumulated earnings/(losses)                  $ 1,320,307
                                                     -----------

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

The tax composition of dividends paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

                                                            2003        2002
                                                            ----        ----
Ordinary income                                            $45,982    $76,828
Long-term capital gain                                       $--        $--

The Fund has available capital loss carryovers of $268,052 and $619,382, expiring in 2010 and 2011, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

As of June 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $524,235. For tax purposes, such losses will be deferred until the year ended June 30, 2004.

                               CULLEN VALUE FUND
                   NOTES TO FINANCIAL STATEMENTS - Continued
                                 June 30, 2003

5.   Investment Advisory and Other Agreements

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through June 30, 2004 to waive its fees and reimburse the Fund's other expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.

Prior  to  commencement  of  operations,   the  Adviser   absorbed   $46,422  of
organizational costs. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration                       Amount
------------------                       ------
June 30, 2004                           $114,605
June 30, 2005                             47,768
June 30, 2006                             38,951

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   Distribution Plan

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $44,699 pursuant to the Plan for the year ended June 30, 2003.

7.   Related Parties

Officers and Trustees of the Trust held 472,312 shares or 23.95% of the outstanding shares of the Fund as of June 30, 2003.

                               CULLEN VALUE FUND
                   NOTES TO FINANCIAL STATEMENTS - Continued
                                 June 30, 2003

8.   Subsequent Events

As of August 1, 2003 Cullen Funds Trust started a second series, the Cullen High Dividend Equity Fund.

                                CULLEN VALUE FUND

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Cullen Funds Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen Value Fund (a series of Cullen Funds Trust, hereafter referred to as the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin August 15, 2003

                               CULLEN VALUE FUND
                               BOARD OF TRUSTEES

                               Positions
                                 Held         Principal Occupation(s)
Name, Address and Age          with Fund      During Past 5 Years
---------------------          ---------      -------------------
James P. Cullen                Trustee        President, controlling Member and
Cullen Capital Management LLC  and President  Portfolio Manager, Cullen Capital
645 Fifth Avenue                              Management LLC, since May 2000;
New York, NY        10022                     President, Schafer Cullen Capital
DOB: 1938                                     Management, Inc. a registered
                                              investment adviser, from December
                                              1982 to present.

Dr. Curtis J. Flanagan         Trustee        Private investor, 1998 to present;
Cullen Capital Management LLC                 Chairman, South Florida
645 Fifth Avenue                              Pathologists Group,prior thereto.
New York, NY        10022
DOB: 1921

Matthew J. Dodds               Independent    Private investor, 1999 to present;
Cullen Capital Management LLC  Trustee        Vice President - Research, Schafer
645 Fifth Avenue                              Cullen Capital Management, Inc.,
New York, NY        10022                     from 1995 to 1999.
DOB: 1941

Robert J. Garry                Independent    Corporate Controller, Yonkers Racing
Cullen Capital Management LLC  Trustee        Corporation, 2001 to present; Chief
645 Fifth Avenue                              Operations Officer, The Tennis
New York, NY        10022                     Network Inc., March 2000 to present;
DOB: 1945                                     Senior Vice President and Chief
                                              Financial Officer, National
                                              Thoroughbred Racing
                                              Association, 1998 to 2000;
                                              Director of Finance and
                                              Chief Financial Officer,
                                              United States Tennis
                                              Association, prior thereto.

Stephen G. Fredericks          Independent    Institutional Trader, Raymond James
Cullen Capital Management LLC  Trustee        & Associates, since February 2002 to
645 Fifth Avenue                              present; Institutional Trader, ABN
New York, NY        10022                     AMRO Inc., since January 1, 1995 to
DOB: 1942                                     May 2001.


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Cullen Value Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

                               INVESTMENT ADVISER
                          Cullen Capital Management LLC
                               New York, New York

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                  LEGAL COUNSEL
                         Sidley Austin Brown & Wood LLP
                                Chicago, Illinois

               ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
                         U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                Cincinnati, Ohio



Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.

Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.

Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

(a)  Any code of ethics or amendment thereto. Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Cullen Funds Trust

         By (Signature and Title)/s/ James P. Cullen
                                 ---------------------------
                                     James P. Cullen, President

         Date   9/4/03
              -----------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ James P. Cullen
                                  -------------------------------------
                                      James P. Cullen, President

         Date: 9/4/03

         By (Signature and Title) /s/ Brenda S. Pons
                                  ------------------------------------
                                      Brenda S. Pons, Treasurer

         Date: 9/4/03